SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
SCHEDULE OF CHANGES IN THE NUMBER OF ISSUED SHARES OF SHARE CAPITAL

The changes in the number of issued shares of share capital during the years ended March 31, 2026, 2025 and 2024 were as follows:

	For the Fiscal Years Ended March 31,
	2026	2025	2024
Balance at the beginning of the year	23,652,110	21,652,110	20,374,500
Issuance of capital shares	-	2,000,000	1,277,610
Balance at the end of the year	23,652,110	23,652,110	21,652,110

SCHEDULE OF CHANGES IN THE NUMBER OF TREASURY SHARES

The changes in the number of treasury shares during the years ended March 31, 2026, 2025 and 2024 were as follows:

	For the Fiscal Years Ended March 31,
	2026	2025	2024
Balance at the beginning of the year	23,658	23,658	23,658
Purchase of treasury shares	17,582	-	-
Sales of treasury shares	-	-	-
Balance at the end of the year	41,240	23,658	23,658